COMMITMENTS AND CONTINGENCIES (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Commitments and Contingencies (Textual)
Lease term	2 years		2 years
Operating lease expiration date	Aug. 31, 2015		Aug. 31, 2015
Future minimum rental payments in next twelve months	$ 4,270		$ 16,922
Lease expense	$ 12,760	$ 12,704	$ 21,153	$ 19,967